Intangible Assets and Contract Liabilities - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Accumulated amortization for contract liabilities					$ 11,494	$ 9,976
Tordis Knutsen | Above market value of time charter
Intangible Assets
Remaining term of the contract		4 years 9 months 18 days		4 years 9 months 18 days
Vigdis Knutsen | Above market value of time charter
Intangible Assets
Remaining term of the contract	4 years 10 months 24 days		4 years 10 months 24 days